CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (7,020)	$ (2,777)	$ (6,763)	$ (3,785)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation expense	403	197	592	299
Intangible asset impairment	520	0
Depreciation and amortization	583	393	866	795
Amortization of deferred loan fees			414	0
Gain on warrant liability, net of deferred loan fees amortization	(388)	0	120	0
Gain on sale of property and equipment			(108)	0
Change in deferred rent	119	0	42	0
Deferred income taxes			58	7
Loss on write-off of software development costs			0	5
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	665	(111)	(1,528)	455
Prepaid expenses and other assets	265	(192)	42	(442)
Due to ancillary network	(263)	(145)	443	(1,235)
Accounts payable	163	(51)	403	(287)
Accrued liabilities	536	456	482	0
Net cash used in operating activities	(4,575)	(2,230)	(4,034)	(4,188)
Cash flows from investing activities:
Net change in other non-current assets			(97)	0
Cost of acquisition	0	(2,180)	(6,921)	0
Additions to property and equipment	(138)	(196)	(776)	(315)
Proceeds from sale of property and equipment			131	0
Net cash used in investing activities	(138)	(2,376)	(7,663)	(315)
Cash flows from financing activities:
Proceeds from borrowings under line of credit	4,784	0	4,716	0
Principal payments on capital lease obligations	(57)	(1)	(46)	0
Principal payments on long-term debt	(554)	(6)
Offering costs, paid and deferred	(22)	0	(124)	0
Proceeds from issuance of common stock	33	2,000	2,000	0
Notes payable payments			(36)	0
Proceeds from exercise of equity incentives			0	5
Net cash provided by financing activities	4,184	1,993	6,510	5
Net decrease in cash and cash equivalents	(529)	(2,613)	(5,187)	(4,498)
Cash and cash equivalents at beginning of period	1,020	6,207	6,207	10,705
Cash and cash equivalents at end of period	491	3,594	1,020	6,207
Supplemental cash flow information:
Cash paid for taxes, net of refunds	0	25	38	117
Cash paid for interest	117	0	84	0
Supplemental non-cash operating and financing activity:
Offering costs, unpaid and deferred	7	0
Reclassified property and equipment from prepaid expenses	51	0
Warrants issued as loan guarantee and financing			3,080	0
Fair value of debt issued as consideration in acquisitions			1,297	0
Purchase price due to seller, Stat Medical			268	0
Offering costs, deferred and unpaid			101	0
Receivable for tenant improvement allowance			180	0
Debt issued for property and equipment			40	0
Healthsmart [Member]
Changes in operating assets and liabilities, net of effects of acquisitions:
Due to ancillary network	$ (158)	$ 0	$ 903	$ 0